VANECK VECTORS CHINAAMC SME-CHINEXT ETF

SCHEDULE OF INVESTMENTS

September 30, 2019 (unaudited)

Number of Shares		Value
COMMON STOCKS: 99.9%
Automobiles & Components: 2.5%
71,122	Byd Co. Ltd. #	$486,125
88,900	Zhejiang Century Huatong Group Co. Ltd. #	111,774
100,158	Zhejiang Wanfeng Auto Wheel Co. Ltd. #	99,011
		696,910
Banks: 2.8%
216,332	Bank of Ningbo Co. Ltd. #	764,748
Capital Goods: 10.5%
151,600	AVIC Electromechanical Systems Co. Ltd. #	138,324
64,400	Contemporary Amperex Technology Co. Ltd. #	645,869
43,705	Eve Energy Co. Ltd. * #	186,242
150,300	Guangdong LY Intelligent Manufacturing Co. Ltd. * #	197,998
61,930	Guoxuan High-Tech Co. Ltd. #	108,580
74,900	Han’s Laser Technology Co. Ltd. #	373,174
94,790	Shenzhen Inovance Technology Co. Ltd. #	323,471
103,822	Siasun Robot & Automation Co. Ltd. * #	210,050
119,549	Suzhou Gold Mantis Construction Decoration Co. Ltd. #	151,911
224,930	Xinjiang Goldwind Science and Technology Co. Ltd. #	394,645
102,826	Zhejiang Sanhua Intelligent Controls Co. Ltd. #	189,619
		2,919,883
Commercial & Professional Services: 0.5%
147,963	Beijing Originwater Technology Co. Ltd. #	139,034
Consumer Durables & Apparel: 2.4%
40,980	Hangzhou Robam Appliances Co. Ltd. #	151,076
110,476	NavInfo Co. Ltd. #	252,045
50,793	Suofeiya Home Collection Co. Ltd. #	121,869
13,823	Zhejiang Supor Co. Ltd. #	138,946
		663,936
Consumer Services: 0.9%
63,521	Songcheng Performance Development Co. Ltd. #	248,442
Diversified Financials: 7.3%
28,800	China Great Wall Securities Co. Ltd. #	59,992
441,375	East Money Information Co. Ltd. #	914,537
181,180	First Capital Securities Co. Ltd. #	161,763
186,843	Guoyuan Securities Co. Ltd. #	321,920
16,700	Hithink RoyalFlush Information Network Co. Ltd. #	232,774
137,400	Shanxi Securities Co. Ltd. #	151,318
154,854	Western Securities Co. Ltd. #	193,598
		2,035,902
Food, Beverage & Tobacco: 11.7%
59,600	Guangdong Haid Group Co. Ltd. #	261,409
330,800	Guangdong Wens Foodstuffs Group Co. Ltd. #	1,723,180
47,738	Jiangsu Yanghe Brewery Joint-Stock Co. Ltd. #	696,121
57,500	Muyuan Foodstuff Co. Ltd. #	567,505
		3,248,215
Health Care Equipment & Services: 6.9%
104,655	Aier Eye Hospital Group Co. Ltd. #	520,273
50,420	Jiangsu Yuyue Medical Equipment & Supply Co. Ltd. #	152,500
98,498	Lepu Medical Technology Beijing Co. Ltd. #	345,716
216,816	Meinian Onehealth Healthcare Holdings Co. Ltd. #	369,310
11,300	Shenzhen Mindray Bio-Medical Electronics Co. Ltd. #	292,119
100,951	Winning Health Technology Group Co. Ltd. #	224,598
		1,904,516
Household & Personal Products: 0.6%
65,000	By-health Co. Ltd. #	168,828
Materials: 5.5%
78,669	Beijing Oriental Yuhong Waterproof Technology Co. Ltd. #	231,585
103,429	Beijing Sanju Environmental Protection and New Material Co. Ltd. #	90,419
304,376	GEM Co. Ltd. #	189,968
65,700	Jiangxi Ganfeng Lithium Co. Ltd. #	208,161
56,400	Lomon Billions Group Co. Ltd. #	100,402
96,500	Rongsheng Petrochemical Co. Ltd. #	148,194
86,550	Sansteel Minguang Co. Ltd., Fujian #	97,515
61,920	Tianqi Lithium Industries, Inc. #	236,353
132,800	Xinjiang Zhongtai Chemical Co. Ltd. #	129,912
90,900	Zhejiang Transfar Co. Ltd. #	99,088
		1,531,597
Media & Entertainment: 5.0%
81,510	Beijing Enlight Media Co. Ltd. #	107,009
48,278	Beijing Kunlun Tech Co. Ltd. * #	82,876
949,060	Focus Media Information Technology Co. Ltd. #	697,391
38,180	Giant Network Group Co. Ltd. #	101,081
19,100	Mango Excellent Media Co. Ltd. * #	122,322
34,300	Perfect World Co. Ltd. #	133,396
63,050	Wanda Film Holding Co. Ltd. * #	153,879
		1,397,954
Pharmaceuticals, Biotechnology: 9.8%
53,997	Beijing SL Pharmaceutical Co. Ltd. #	94,406
14,300	BGI Genomics Co. Ltd. #	128,200
39,700	Chongqing Zhifei Biological Products Co. Ltd. #	263,959
44,200	Hangzhou Tigermed Consulting Co. Ltd. #	384,036
69,190	Hualan Biological Engineering, Inc. #	332,437
153,363	Shanghai RAAS Blood Products Co. Ltd. * #	168,115
23,800	Shenzhen Kangtai Biological Products Co. Ltd. #	247,536
31,140	Shenzhen Salubris Pharmaceuticals Co. Ltd. #	81,539
79,598	Sichuan Kelun Pharmaceutical Co. Ltd. #	288,218
110,000	Walvax Biotechnology Co. Ltd. #	416,098
100,070	Zhejiang NHU Co. Ltd. #	300,016
		2,704,560
Real Estate: 0.6%
148,600	RiseSun Real Estate Development Co. Ltd. #	172,522
Retailing: 2.1%
61,900	Offcn Education Technology Co. Ltd. #	141,143
295,238	Suning Commerce Group Co. Ltd. #	428,514
		569,657
Semiconductor: 0.9%
150,920	Tianjin Zhonghuan Semiconductor Joint-Stock Co. Ltd. #	255,431
Software & Services: 8.2%
135,150	Anhui USTC iFlytek Co. Ltd. * #	603,373
27,790	Beijing Shiji Information Technology Co. Ltd. #	153,627
84,400	Beijing Sinnet Technology Co. Ltd. #	219,639
166,558	DHC Software Co. Ltd. #	157,293
61,275	Glodon Software Co. Ltd. #	304,715
12,700	Sangfor Technologies, Inc. #	194,997
372,663	Shanghai 2345 Network Holding Group Co. Ltd. #	172,882
52,000	Venustech Group, Inc. #	233,080
162,750	Wangsu Science and Technology Co. Ltd. #	228,176
		2,267,782
Technology Hardware & Equipment: 19.2%
21,400	Avary Holding Shenzhen Co. Ltd. #	120,529
44,161	AVIC Jonhon Optronic Technology Co. Ltd. #	254,836
92,100	Chaozhou Three-Circle Group Co. Ltd. #	258,118
166,816	GoerTek, Inc. #	411,235
139,000	Guangzhou Haige Communications Group, Inc. Co. #	190,692
6,200	Guangzhou Shiyuan Electronic Technology Co. Ltd. #	76,332
301,295	Hangzhou Hikvision Digital Technology Co. Ltd. #	1,365,703
67,768	Lens Technology Co. Ltd. #	97,867
154,750	Leyard Optoelectronic Co. Ltd. #	151,057
271,877	Luxshare Precision Industry Co. Ltd. #	1,019,892
17,000	NAURA Technology Group Co. Ltd. #	156,256
169,562	OFILM Group Co. Ltd. * #	283,109
70,601	Shenzhen Sunway Communication Co. Ltd. * #	353,529
34,600	Unigroup Guoxin Microelectronics Co. Ltd. #	247,724
141,205	Zhejiang Dahua Technology Co. Ltd. #	341,998
		5,328,877
Transportation: 2.0%
48,800	SF Holding Co. Ltd. #	269,716
22,800	STO Express Co. Ltd. #	73,409
40,988	Yunda Holding Co. Ltd. #	197,697
		540,822
Utilities: 0.5%
140,800	CGN Power Co. Ltd. *	82,810
56,500	Jiangsu Guoxin Corp Ltd. * #	59,971
		142,781
Total Common Stocks (Cost: $23,709,592)		27,702,397
Other assets less liabilities: 0.1%		24,599
NET ASSETS: 100.0%		$27,726,996

Footnotes:

*	Non-income producing
#	Security has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $27,619,587 which represents 99.6% of net assets.

Summary of Investments by Sector	% of Investments	Value
Communication Services	5.1%	$1,397,954
Consumer Discretionary	7.9	2,178,945
Consumer Staples	12.3	3,417,043
Financials	10.1	2,800,650
Health Care	16.6	4,609,076
Industrials	13.0	3,599,739
Information Technology	28.4	7,852,090
Materials	5.5	1,531,597
Real Estate	0.6	172,522
Utilities	0.5	142,781
	100.0%	$27,702,397